Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The Group's borrowings as of December 31, 2019 issued by Reynolds Group Issuer LLC, Reynolds Group Issuer Inc. and Reynolds Group Issuer (New Zealand) Limited (together, the "Reynolds Notes Issuers") are summarized below:

	Maturity date	Interest payment dates
5.750% Senior Secured Notes due 2020	October 15, 2020	April 15 and October 15
Floating Rate Senior Secured Notes due 2021(1)	July 15, 2021	January 15, April 15, July 15 and October 15
5.125% Senior Secured Notes due 2023(2)	July 15, 2023	January 15 and July 15
7.000% Senior Notes due 2024	July 15, 2024	January 15 and July 15

(1)
The Floating Rate Senior Secured Notes due 2021 were issued at an issue price of 99.000% and have an interest rate equal to the three-month Dollar LIBOR plus 3.500% reset quarterly. In July 2016, the Group entered into an interest rate swap agreement to mitigate the interest rate risk exposure of the Floating Rate Senior Secured Notes due 2021. While the Group has elected not to adopt hedge accounting, the economic effect of this derivative is that the effective interest rate on the Floating Rate Senior Secured Notes due 2021 is 4.670% from October 15, 2016.

(2)	$250 million aggregate principal amount of 5.125% Senior Secured Notes due 2023 were issued at an issue price of 103.500%.
The Group's borrowings are detailed below:

	As of December 31,
(In $ million)	2019	2018
Securitization Facility	420	420
Credit Agreement	3,487	3,528
Reynolds Notes:
Reynolds Senior Secured Notes:
5.750% Senior Secured Notes due 2020	3,137	3,137
6.875% Senior Secured Notes due 2021	—	345
Floating Rate Senior Secured Notes due 2021	750	750
5.125% Senior Secured Notes due 2023	1,600	1,600
Reynolds Senior Notes:
7.000% Senior Notes due 2024	800	800
Pactiv Notes:
7.950% Debentures due 2025	276	276
8.375% Debentures due 2027	200	200
Other	15	20
Total principal amount of borrowings	10,685	11,076
Transaction costs	(41)	(59)
Embedded derivatives	16	23
Original issue discounts, net of premiums	(5)	(5)
Less:
Finance leases classified as lease liabilities	(15)	—
Carrying value	10,640	11,035

Current borrowings	3,587	455
Non-current borrowings	7,053	10,580
Total borrowings	10,640	11,035
The Credit Agreement comprises the following term and revolving tranches:

	Currency	Maturity date	Facility value (in million)	Value drawn or utilized as of December 31, 2019 (in million)	Applicable interest rate as of December 31, 2019
Term Tranches
U.S. Term Loans	$	February 5, 2023		3,215	LIBOR (floor of 0.000%) + 2.750%
European Term Loans	€	February 5, 2023		242	EURIBOR (floor of 0.000%) + 3.250%
Revolving Tranche(1)
U.S. Revolving Loans	$	August 5, 2021	302	55	—

(1)	The Revolving Tranche was utilized in the form of bank guarantees and letters of credit.
As of December 31, 2019, the Group had outstanding the following debentures (together, the “Pactiv Notes”) issued by Pactiv LLC:

	Maturity date	Semi-annual interest payment dates
7.950% Debentures due 2025	December 15, 2025	June 15 and December 15
8.375% Debentures due 2027	April 15, 2027	April 15 and October 15
Reconciliation of liabilities arising from financing activities

(In $ million)	Principal borrowings	Transaction costs	Lease liabilities	Total
Carrying amount as of December 31, 2018	11,076	(41)	—	11,035
Lease liabilities recognized on adoption of new accounting standard	—	—	373	373
Transfer on adoption of new accounting standard	(19)	—	19	—
Correction	—	—	(2)	(2)
Carrying amount as of January 1, 2019	11,057	(41)	390	11,406
Cash flows	(382)	—	(80)	(462)
Net additions/disposals	—	—	92	92
Transfers to assets held for sale	—	—	(26)	(26)
Effects of movements in exchange rates	(6)	—	—	(6)
Other	1	11	—	12
Carrying amount as of December 31, 2019	10,670	(30)	376	11,016
Carrying amount as of January 1, 2018	11,440	(51)	—	11,389
Cash flows	(352)	—	—	(352)
Effects of movements in exchange rates	(12)	—	—	(12)
Other	—	10	—	10
Carrying amount as of December 31, 2018	11,076	(41)	—	11,035